Amounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accrued liabilities	$ 43,488	$ 31,182
Accrued property taxes	30,524	37,987
AIP liability	12,137	7,120
Income taxes payable	1,982	337
Interest payable	12,944	18,566
Deferred income	45	1,294
Current portion of lease obligations	1,834	1,804
Total amounts payable and accrued liabilities	$ 102,954	$ 98,290